Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000032340
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Institutional Shares
Trading Symbol	EGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	http://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Institutional Shares	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Edgewood Growth Fund was up +35.27% (Institutional shares) and up +34.74% (Retail shares) for the trailing twelve-month period ending September 30, 2024. The S&P 500 Growth Index was up +41.10% and the S&P 500 Total Return Index was up +36.35% in the same period. For the six-month period ending September 30, 2024, the Fund was up +3.28% (Institutional shares) and up +3.09% (Retail shares). In the same six-month period, the S&P 500 Growth Index was up +13.67% and the S&P 500 Total Return Index was up +10.42%.

Over the last twelve months, the three largest contributors were NVIDIA Corporation, Netflix Inc., and ServiceNow Inc. Nvidia's business continues to benefit from growing enterprise investment in artificial intelligence (“AI”) infrastructure. Nvidia’s decades of investment in hardware and software helped to accelerate the adoption of AI technologies and by extension Nvidia products. We expect Nvidia to continue to grow as they innovate to serve their customers' AI buildout. Netflix is also executing at a high level, reporting strong results being driven by balanced growth across geographies and product tiers. The company’s membership growth and pricing increases has not only driven revenue growth, but also allowed Netflix to leverage its content costs, expanding operating margins over the last year. The 2025 content slate is expected to be one of the strongest in recent history which should drive continued growth. ServiceNow has paired excellent sales execution with an increasingly strategic product suite. ServiceNow has become one of the go-to software providers to bring AI into large organizations. We believe ServiceNow's market opportunity is expanding as they find additional ways to deliver efficiency and cost savings to their customer base.

Over the last twelve months, the three largest detractors were Estée Lauder Companies Inc., Align Technology, Inc. and Lululemon Athletica Inc. We exited the position in Estee Lauder during the third quarter after continued disappointment in financial results and several management missteps. Exposure to China continues to weigh on revenue growth while indie brands are taking share from the US business. We believe in the power of Estee Lauder’s brands long-term and view the margin opportunity from here as attractive but expect the turnaround will be a multi-year process with a high degree of uncertainty. Align reported weak results in October 2023 with management citing lower-than-expected demand due to a more challenging macroeconomic environment. This manifested in decreased patient visits, lower willingness to spend on adult braces, and fewer orthodontic case starts overall. Align has a good consumer brand and a large total market opportunity but our confidence in the pace and consistency of management’s execution declined and we exited the position during the fourth quarter of 2023. Lululemon is seeing signs of a more selective US consumer and potentially heightened competition from newer, smaller brands entering the athletic apparel space which has caused investors to become bearish on the company’s future growth prospects. Lululemon’s management team believes the recent challenges are due to internal issues in assortment planning and product development. We believe, while something to monitor closely, competitive fears could be overblown, and Lululemon is primarily suffering from lapping outsized growth rates in 2022-2023. As the team works into 2025, new product launches should help bolster sales in the US, while the international business continues to grow nicely, especially in China.

Edgewood’s investment team aims to identify the highest quality companies that can compound growth over the long term by studying the industry, business model, competitive advantages, and management team to determine the growth potential of the company. The investment process is designed to identify and own future market leaders and we believe in our differentiated portfolio construction.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Edgewood Growth Fund, Institutional Shares - $451353	S&P 500® Index (TR)* - $401775	S&P 500 Growth Index (USD) - $476052
Oct/14	$123892	$117268	$119385
Oct/15	$137976	$123366	$130405
Oct/16	$140937	$128928	$133879
Oct/17	$188505	$159397	$169374
Oct/18	$211831	$171107	$188758
Oct/19	$246645	$195620	$215713
Oct/20	$331237	$214616	$268453
Sep/21	$453750	$286634	$356925
Sep/22	$253515	$242286	$281586
Sep/23	$333739	$294661	$337391
Sep/24	$451353	$401775	$476052

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 20,226,881,256
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 185,466,858
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,226,881,256	23	$185,466,858	33%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.8%
Industrials	8.4%
Communication Services	9.8%
Consumer Discretionary	10.1%
Health Care	16.0%
Financials	19.0%
Information Technology	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Netflix Inc.	6.9%
Microsoft Corp.	5.7%
ServiceNow Inc.	5.7%
Uber Technologies Inc.	5.5%
S&P Global Inc.	5.4%
Eli Lilly & Co.	5.3%
Visa Inc., Cl A	5.3%
NVIDIA Corp.	5.3%
ASML Holding NV	4.9%
Blackstone Inc.	4.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	http://edgewoodfunds.com/document-library
C000032341
Shareholder Report [Line Items]
Fund Name	Edgewood Growth Fund
Class Name	Retail Shares
Trading Symbol	EGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Shares of the Edgewood Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://edgewoodfunds.com/document-library. You can also request this information by contacting us at 1-800-791-4226.
Additional Information Phone Number	1-800-791-4226
Additional Information Website	http://edgewoodfunds.com/document-library
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgewood Growth Fund, Retail Shares	$164	1.40%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Edgewood Growth Fund was up +35.27% (Institutional shares) and up +34.74% (Retail shares) for the trailing twelve-month period ending September 30, 2024. The S&P 500 Growth Index was up +41.10% and the S&P 500 Total Return Index was up +36.35% in the same period. For the six-month period ending September 30, 2024, the Fund was up +3.28% (Institutional shares) and up +3.09% (Retail shares). In the same six-month period, the S&P 500 Growth Index was up +13.67% and the S&P 500 Total Return Index was up +10.42%.

Over the last twelve months, the three largest contributors were NVIDIA Corporation, Netflix Inc., and ServiceNow Inc. Nvidia's business continues to benefit from growing enterprise investment in artificial intelligence (“AI”) infrastructure. Nvidia’s decades of investment in hardware and software helped to accelerate the adoption of AI technologies and by extension Nvidia products. We expect Nvidia to continue to grow as they innovate to serve their customers' AI buildout. Netflix is also executing at a high level, reporting strong results being driven by balanced growth across geographies and product tiers. The company’s membership growth and pricing increases has not only driven revenue growth, but also allowed Netflix to leverage its content costs, expanding operating margins over the last year. The 2025 content slate is expected to be one of the strongest in recent history which should drive continued growth. ServiceNow has paired excellent sales execution with an increasingly strategic product suite. ServiceNow has become one of the go-to software providers to bring AI into large organizations. We believe ServiceNow's market opportunity is expanding as they find additional ways to deliver efficiency and cost savings to their customer base.

Over the last twelve months, the three largest detractors were Estée Lauder Companies Inc., Align Technology, Inc. and Lululemon Athletica Inc. We exited the position in Estee Lauder during the third quarter after continued disappointment in financial results and several management missteps. Exposure to China continues to weigh on revenue growth while indie brands are taking share from the US business. We believe in the power of Estee Lauder’s brands long-term and view the margin opportunity from here as attractive but expect the turnaround will be a multi-year process with a high degree of uncertainty. Align reported weak results in October 2023 with management citing lower-than-expected demand due to a more challenging macroeconomic environment. This manifested in decreased patient visits, lower willingness to spend on adult braces, and fewer orthodontic case starts overall. Align has a good consumer brand and a large total market opportunity but our confidence in the pace and consistency of management’s execution declined and we exited the position during the fourth quarter of 2023. Lululemon is seeing signs of a more selective US consumer and potentially heightened competition from newer, smaller brands entering the athletic apparel space which has caused investors to become bearish on the company’s future growth prospects. Lululemon’s management team believes the recent challenges are due to internal issues in assortment planning and product development. We believe, while something to monitor closely, competitive fears could be overblown, and Lululemon is primarily suffering from lapping outsized growth rates in 2022-2023. As the team works into 2025, new product launches should help bolster sales in the US, while the international business continues to grow nicely, especially in China.

Edgewood’s investment team aims to identify the highest quality companies that can compound growth over the long term by studying the industry, business model, competitive advantages, and management team to determine the growth potential of the company. The investment process is designed to identify and own future market leaders and we believe in our differentiated portfolio construction.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Edgewood Growth Fund, Retail Shares - $43320	S&P 500® Index (TR)* - $40178	S&P 500 Growth Index (USD) - $47605
Oct/14	$12371	$11727	$11939
Oct/15	$13722	$12337	$13040
Oct/16	$13964	$12893	$13388
Oct/17	$18596	$15940	$16937
Oct/18	$20821	$17111	$18876
Oct/19	$24144	$19562	$21571
Oct/20	$32293	$21462	$26845
Sep/21	$44074	$28663	$35693
Sep/22	$24525	$24229	$28159
Sep/23	$32152	$29466	$33739
Sep/24	$43320	$40178	$47605

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 20,226,881,256
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 185,466,858
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,226,881,256	23	$185,466,858	33%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.8%
Industrials	8.4%
Communication Services	9.8%
Consumer Discretionary	10.1%
Health Care	16.0%
Financials	19.0%
Information Technology	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Netflix Inc.	6.9%
Microsoft Corp.	5.7%
ServiceNow Inc.	5.7%
Uber Technologies Inc.	5.5%
S&P Global Inc.	5.4%
Eli Lilly & Co.	5.3%
Visa Inc., Cl A	5.3%
NVIDIA Corp.	5.3%
ASML Holding NV	4.9%
Blackstone Inc.	4.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-791-4226
Updated Prospectus Web Address	http://edgewoodfunds.com/document-library